16. CONCESSION FINANCIAL AND SECTOR ASSETS AND LIABILITIES (Details 5) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets And Financial Liabilities With The Tariff Adjustments [abstract]
Beginning balance	R$ 1,080	R$ (46)	R$ (407)
Additions	724	1,638	811
Amortization	(666)	335	177
Others - R&D Reimbursement		(115)
Payments from the Flag Tariff Centralizing Account	(361)	(794)	(586)
Updating - Selic rate (Note 31)	105	62	(41)
Ending balance	R$ 882	R$ 1,080	R$ (46)